Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.24%
Aerospace & Defense–2.81%
Honeywell Aerospace, Inc.(b)	106,698	$22,058,745
Northrop Grumman Corp.	39,940	21,666,651
RTX Corp.	250,377	53,886,138
		97,611,534
Agricultural & Farm Machinery–0.75%
Deere & Co.	44,058	26,111,855
Apparel Retail–0.89%
Ross Stores, Inc.	123,265	30,948,144
Application Software–0.63%
Intuit, Inc.	69,154	21,857,505
Biotechnology–1.40%
AbbVie, Inc.	193,349	48,518,998
Building Products–1.28%
Johnson Controls International PLC	302,277	44,331,945
Communications Equipment–1.16%
Cisco Systems, Inc.	346,706	40,214,429
Construction Materials–0.87%
CRH PLC	318,729	30,282,442
Consumer Finance–1.89%
American Express Co.	109,214	36,723,207
Capital One Financial Corp.	138,888	29,028,981
		65,752,188
Consumer Staples Merchandise Retail–1.40%
Walmart, Inc.	437,675	48,669,460
Data Center REITs–0.97%
Digital Realty Trust, Inc.	177,905	33,538,651
Diversified Banks–4.80%
Bank of America Corp.	669,355	41,466,542
JPMorgan Chase & Co.	260,284	91,565,309
Wells Fargo & Co.	389,147	33,641,758
		166,673,609
Electric Utilities–1.13%
PPL Corp.	1,109,419	39,062,643
Electrical Components & Equipment–2.34%
Eaton Corp. PLC	103,826	43,108,555
Rockwell Automation, Inc.	79,653	38,239,812
		81,348,367
Electronic Manufacturing Services–0.74%
TE Connectivity PLC (China)	125,558	25,826,025
Environmental & Facilities Services–0.78%
Republic Services, Inc.	129,045	27,170,425
Financial Exchanges & Data–0.95%
Cboe Global Markets, Inc.	106,360	32,996,063
Shares		Value
Health Care Distributors–0.71%
Cardinal Health, Inc.	107,710	$24,776,531
Health Care Equipment–1.68%
Abbott Laboratories	241,873	25,565,976
Medtronic PLC	381,990	32,618,126
		58,184,102
Health Care Services–0.85%
CVS Health Corp.	282,297	29,480,276
Heavy Electrical Equipment–0.53%
Siemens Energy AG, Class A (Germany)	107,117	18,300,186
Home Improvement Retail–0.93%
Lowe’s Cos., Inc.	154,630	32,133,660
Homebuilding–0.55%
D.R. Horton, Inc.	133,085	19,039,140
Hotels, Resorts & Cruise Lines–1.96%
Marriott International, Inc., Class A	113,034	42,142,466
Royal Caribbean Cruises Ltd.	81,554	25,958,638
		68,101,104
Household Products–1.51%
Procter & Gamble Co. (The)	362,692	52,405,367
Industrial Conglomerates–0.75%
Honeywell International, Inc.	106,698	25,932,949
Industrial Gases–1.35%
Linde PLC	97,617	46,698,020
Industrial Machinery & Supplies & Components–1.77%
Lincoln Electric Holdings, Inc.	114,435	29,903,010
Parker-Hannifin Corp.	32,243	31,486,257
		61,389,267
Industrial REITs–1.35%
Prologis, Inc.	324,321	46,900,060
Insurance Brokers–0.97%
Marsh & McLennan Cos., Inc.	177,334	33,638,486
Integrated Oil & Gas–1.40%
Chevron Corp.	246,983	48,613,664
Interactive Media & Services–9.01%
Alphabet, Inc., Class A	641,484	228,451,697
Meta Platforms, Inc., Class A	151,695	84,450,123
		312,901,820
Investment Banking & Brokerage–1.00%
Morgan Stanley	164,768	34,670,483
IT Consulting & Other Services–1.18%
International Business Machines Corp.	183,493	41,038,209
Life Sciences Tools & Services–1.15%
Danaher Corp.	204,193	39,813,551
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Shares		Value
Managed Health Care–1.27%
UnitedHealth Group, Inc.	106,510	$44,137,744
Multi-Utilities–1.39%
Ameren Corp.	251,641	27,582,370
CMS Energy Corp.	286,417	20,619,160
		48,201,530
Oil & Gas Equipment & Services–0.59%
SLB Ltd.	410,406	20,352,034
Oil & Gas Exploration & Production–1.86%
ConocoPhillips	349,711	42,133,181
Devon Energy Corp.	496,213	22,394,093
		64,527,274
Oil & Gas Storage & Transportation–0.61%
Williams Cos., Inc. (The)	296,668	21,223,629
Packaged Foods & Meats–0.81%
Mondelez International, Inc., Class A	452,130	28,172,220
Pharmaceuticals–4.69%
Eli Lilly and Co.	70,863	81,410,249
Johnson & Johnson	150,716	38,636,047
Merck & Co., Inc.	329,516	42,902,983
		162,949,279
Property & Casualty Insurance–1.49%
American International Group, Inc.	244,408	19,205,581
Hartford Insurance Group, Inc. (The)	228,100	32,369,671
		51,575,252
Restaurants–1.81%
McDonald’s Corp.	135,962	36,796,755
Yum! Brands, Inc.	169,256	25,943,560
		62,740,315
Semiconductor Materials & Equipment–3.52%
Applied Materials, Inc.	89,654	45,514,646
ASML Holding N.V., New York Shares (Netherlands)	23,909	38,947,761
Shares		Value
Semiconductor Materials & Equipment–(continued)
Lam Research Corp.	128,360	$37,612,047
		122,074,454
Semiconductors–11.20%
Broadcom, Inc.	362,846	141,248,691
NVIDIA Corp.	1,037,960	208,370,470
Texas Instruments, Inc.	142,261	39,227,048
		388,846,209
Specialty Chemicals–0.56%
DuPont de Nemours, Inc.	142,633	19,540,721
Systems Software–6.82%
Microsoft Corp.	509,721	236,877,543
Technology Hardware, Storage & Peripherals–6.02%
Apple, Inc.	677,046	209,146,280
Tobacco–1.49%
Philip Morris International, Inc. (Switzerland)	271,258	51,761,452
Transaction & Payment Processing Services–1.67%
Visa, Inc., Class A	158,588	58,063,824
Total Common Stocks & Other Equity Interests (Cost $1,944,547,825)		3,445,120,918
Money Market Funds–0.68%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d)	8,134,155	8,134,155
Invesco Treasury Portfolio, Institutional Class, 3.63%(c)(d)	15,236,195	15,236,195
Total Money Market Funds (Cost $23,370,350)		23,370,350
TOTAL INVESTMENTS IN SECURITIES–99.92% (Cost $1,967,918,175)		3,468,491,268
OTHER ASSETS LESS LIABILITIES—0.08%		2,914,521
NET ASSETS–100.00%		$3,471,405,789
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,678,665	$115,183,807	$(112,728,317)	$-	$-	$8,134,155	$319,809
Invesco Treasury Portfolio, Institutional Class	10,676,000	213,912,783	(209,352,588)	-	-	15,236,195	593,143
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$25,832,549	$(25,832,549)	$-	$-	$-	$66,333*
Invesco Private Prime Fund	-	53,162,237	(53,162,218)	-	(19)	-	180,660*
Total	$16,354,665	$408,091,376	$(401,075,672)	$-	$(19)	$23,370,350	$1,159,945

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,426,820,732	$18,300,186	$—	$3,445,120,918
Money Market Funds	23,370,350	—	—	23,370,350
Total Investments	$3,450,191,082	$18,300,186	$—	$3,468,491,268
Invesco Rising Dividends Fund